NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6%
	Communications - 8.7%
35,264	Alphabet, Inc., Class A	$ 12,602,296
115,903	AT&T, Inc.	2,399,192
44,262	Comcast Corporation, Class A	1,086,632
5,109	Meta Platforms, Inc., Class A	2,877,849
10,486	Palantir Technologies, Inc., Class A(a)	1,223,402
29,539	Uber Technologies, Inc.(a)	2,131,534
52,757	Verizon Communications, Inc.	2,233,731
		24,554,636
	Consumer Discretionary - 4.8%
28,747	Amazon.com, Inc.(a)	6,851,560
4,397	DR Horton, Inc.	716,183
14,860	General Motors Company	1,145,409
11,760	Tesla, Inc.(a)	4,946,256
		13,659,408
	Consumer Staples - 0.2%
5,970	Walmart, Inc.	676,162

	Energy - 6.5%
4,393	APA Corporation	143,080
16,060	Baker Hughes Company	891,330
19,690	Chevron Corporation	3,263,814
15,273	ConocoPhillips	1,587,781
3,082	Diamondback Energy, Inc.	541,754
7,750	EQT Corporation	412,068
2,936	Expand Energy Corporation	267,734
32,126	Exxon Mobil Corporation	4,392,266
1,745	First Solar, Inc.(a)	411,750
24,358	Kinder Morgan, Inc.	778,725
3,616	Marathon Petroleum Corporation	924,503
9,026	Occidental Petroleum Corporation	438,393
7,814	ONEOK, Inc.	679,349
6,652	Phillips 66	1,124,521
24,665	SLB Ltd.	1,146,676
724	Texas Pacific Land Corporation	316,851

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Energy - 6.5% (Continued)
15,044	Williams Companies, Inc. (The)	$ 1,118,371
		18,438,966
	Financials - 8.9%
4,264	Allstate Corporation (The)	1,014,576
4,169	Arthur J Gallagher & Company	957,077
51,512	Bank of America Corporation	2,935,154
7,534	Berkshire Hathaway, Inc., Class B(a)	3,769,938
5,994	Chubb Ltd.	2,042,396
24,449	Citigroup, Inc.	3,421,882
3,168	Goldman Sachs Group, Inc. (The)	3,204,020
4,548	Hartford Insurance Group, Inc. (The)	602,701
11,298	JPMorgan Chase & Company	3,698,174
15,781	Morgan Stanley	3,298,860
3,852	Synchrony Financial	292,945
		25,237,723
	Health Care - 6.5%
8,488	Amgen, Inc.	3,073,675
4,551	Bristol-Myers Squibb Company	262,229
2,669	Eli Lilly & Company	3,201,279
20,490	Gilead Sciences, Inc.	2,588,707
1,293	IDEXX Laboratories, Inc.(a)	680,687
982	Insulet Corporation(a)	149,510
28,176	Merck & Company, Inc.	3,620,615
37,252	Pfizer, Inc.	897,028
5,487	Stryker Corporation	1,727,527
4,228	Vertex Pharmaceuticals, Inc.(a)	2,100,174
		18,301,431
	Industrials - 13.4%
19,956	Amphenol Corporation, Class A	3,518,642
999	Boeing Company (The)(a)	216,254
7,980	Carrier Global Corporation	585,333
4,976	Caterpillar, Inc.	5,298,942
146	Comfort Systems USA, Inc.	289,365
1,685	Cummins, Inc.	1,201,759

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Industrials - 13.4% (Continued)
2,494	Deere & Company	$ 1,582,019
10,397	Delta Air Lines, Inc.	973,782
18,914	Fastenal Company	908,439
3,254	GE Vernova, Inc.	3,822,994
3,123	General Dynamics Corporation	1,106,292
9,674	General Electric Company	3,615,465
5,259	Honeywell Aerospace Inc.(a)	1,162,659
5,259	Honeywell International, Inc.	1,177,490
649	Huntington Ingalls Industries, Inc.	181,649
6,766	Johnson Controls International plc	988,580
1,742	L3Harris Technologies, Inc.	506,208
857	Lockheed Martin Corporation, Class B	436,607
1,650	Northrop Grumman Corporation	840,362
2,079	Parker-Hannifin Corporation	2,033,511
498	Quanta Services, Inc.	358,580
14,032	RTX Corporation	2,662,290
7,842	Southwest Airlines Company	403,236
1,896	Stanley Black & Decker, Inc.	178,452
3,849	United Airlines Holdings, Inc.(a)	523,426
1,037	United Rentals, Inc.	1,174,808
2,744	Vertiv Holdings Company, Class A	918,746
731	WW Grainger, Inc.	994,452
		37,660,342
	Materials - 1.1%
17,356	Freeport-McMoRan, Inc.	1,091,519
17,964	Newmont Corporation	1,677,837
1,667	Steel Dynamics, Inc.	382,510
		3,151,866
	Technology - 43.8%
7,533	Accenture PLC, Class A	937,406
1,984	Adobe, Inc.(a)	406,760
14,036	Advanced Micro Devices, Inc.(a)	8,153,653
61,886	Apple, Inc.	17,907,332
6,763	Applied Materials, Inc.	4,889,649

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Technology - 43.8% (Continued)
1,246	Arista Networks, Inc.(a)	$ 211,670
6,788	Block, Inc.(a)	515,888
18,700	Broadcom, Inc.	7,063,925
359	Ciena Corporation(a)	176,111
36,334	Cisco Systems, Inc.	4,267,792
5,868	Cognizant Technology Solutions Corporation, Class A	227,268
537	Coherent Corp.(a)	211,830
1,032	Corning, Inc.	263,604
4,346	Crowdstrike Holdings, Inc., Class A(a)	3,316,606
5,857	Fiserv, Inc.(a)	287,286
1,211	Gartner, Inc.(a)	156,970
8,699	Hewlett Packard Enterprise Company	392,412
58,273	Intel Corporation(a)	8,136,659
880	International Business Machines Corporation	247,465
589	Jabil, Inc.	227,048
5,468	Lam Research Corporation	2,369,448
2,211	Mastercard, Inc., Class A	1,135,569
11,372	Micron Technology, Inc.	13,126,586
30,704	Microsoft Corporation	11,453,206
96,710	NVIDIA Corporation	19,350,704
4,782	ON Semiconductor Corporation(a)	452,090
16,056	Oracle Corporation	2,353,007
13,240	Palo Alto Networks, Inc.(a)	4,515,105
15,039	PayPal Holdings, Inc.	649,384
16,284	QUALCOMM, Inc.	3,009,120
10,830	Salesforce, Inc.	1,696,628
1,705	Sandisk Corporation(a)	3,876,710
842	Seagate Technology Holdings PLC	812,530
1,839	Texas Instruments, Inc.	548,151
		123,345,572
	Utilities - 4.7%
3,179	Alliant Energy Corporation	242,526
3,404	Ameren Corporation	384,788
6,684	American Electric Power Company, Inc.	914,438

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Utilities - 4.7% (Continued)
2,061	Atmos Energy Corporation	$ 355,048
8,079	CenterPoint Energy, Inc.	355,799
3,781	CMS Energy Corporation	289,247
4,456	Consolidated Edison, Inc.	492,967
5,097	Constellation Energy Corporation	1,265,942
2,582	DTE Energy Company	393,419
12,843	Duke Energy Corporation	1,625,667
4,696	Edison International	349,617
2,835	Evergy, Inc.	245,029
16,780	Exelon Corporation	782,284
8,502	FirstEnergy Corporation	404,185
5,927	NiSource, Inc.	281,829
2,649	NRG Energy, Inc.	386,913
26,814	PG&E Corporation	451,011
1,482	Pinnacle West Capital Corporation	158,574
12,176	PPL Corporation	442,598
6,109	Public Service Enterprise Group, Inc.	495,806
13,514	Southern Company (The)	1,293,425
3,877	Vistra Corporation	615,009
4,019	WEC Energy Group, Inc.	469,299
7,365	Xcel Energy, Inc.	591,410
		13,286,830

	TOTAL COMMON STOCKS (Cost $206,797,391)	278,312,936

	EXCHANGE-TRADED FUNDS — 1.1%
	Equity - 1.1%
2,604	iShares Core S&P 500 ETF	1,950,110
1,717	State Street SPDR S&P 500 ETF Trust	1,282,204
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,035,651)	3,232,314

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS - 99.7% (Cost $209,833,042)	$ 281,545,250
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	983,441
NET ASSETS - 100.0%	$ 282,528,691

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

Ltd. - Limited Company

SPDR - Standard & Poor’s Depositary Receipt